UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Tax-Free Trust of Oregon
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2012
(unaudited)

Amount	General Obligation Bonds (49.0%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	City & County (5.7%)

	Canby, Oregon
$1,060,000	5.000%, 06/01/27	A2/NR/NR	$1,200,662

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	708,335

	Deschutes County, Oregon
2,260,000	5.000%, 12/01/16 AGMC Insured	Aa2/NR/NR	2,300,861

	Gresham, Oregon
1,155,000	5.375%, 06/01/18 AGMC Insured	Aa3/NR/NR	1,155,000

	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	406,912
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	426,781
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	378,541

	Portland, Oregon
6,335,000	4.350%, 06/01/23	Aa1/NR/NR	6,466,705

	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,342,553

	Portland, Oregon Revenue Limited Tax, Improvement
1,165,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	1,257,082

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
4,765,000	5.000%, 06/01/27	Aa1/NR/NR	5,618,983

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	883,176

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,800,655
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,981,945

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,810,149

	Total City & County		29,738,340

	Community College (5.6%)

	Central Oregon Community College District School Bond Guaranty Program
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,237,076
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,623,881
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,518,802

	Chemeketa, Oregon Community College District
1,385,000	5.500%, 06/01/14 ETM FGIC Insured	NR/NR/NR*	1,518,389

	Chemeketa, Oregon Community College District School Bond Guaranty Program
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,190,437
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,404,553
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,743,234

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,676,941

	Columbia Gorge, Oregon Community College District, Refunding, School Board Guaranty Program
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,124,770

	Oregon Coast Community College District State School Bond Guaranty Program
1,590,000	5.250%, 06/15/17 NPFG Insured (pre-refunded)	Aa1/NR/NR	1,740,191
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,140,107

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	9,362,891

	Total Community College		29,281,272

	Higher Education (1.9%)

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	775,343
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	Aa1/NR/NR	1,276,560
875,000	5.000%, 08/01/21 Series A	Aa1/AA+/NR	974,986
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/AA+	591,630
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,113,190
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,100,340

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,315,419

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,614,910

	Total Higher Education		9,762,378

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	589,386
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	425,772

	Total Housing		1,015,158

	Puerto Rico (0.4%)

	Puerto Rico Commonwealth
1,270,000	6.000%, 07/01/28 NPFG Insured	Baa1/BBB/NR	1,397,686

	Puerto Rico Municipal Finance Agency
500,000	5.250%, 08/01/16 AGMC Insured	Aa3/AA-/NR	501,240

	Total Puerto Rico		1,898,926

	School District (23.4%)

	Benton & Linn Counties, Oregon School District #509J Corvallis
4,670,000	5.000%, 06/01/21 (pre-refunded) AGMC Insured	Aa1/NR/NR	4,868,335

	Clackamas County, Oregon School District #12 (North Clackamas) School Bond Guaranty Program Convertible Capital Appreciation Bonds
8,000,000	5.000%, 06/15/27 Series B AGMC Insured	Aa1/AA+/NR	9,015,920
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	10,378,593

	Clackamas County, Oregon School District #46 (Oregon Trail) School Bond Guaranty Program
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,182,930
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,128,599
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,047,104
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,147,340
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,233,100
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,161,969

	Clackamas County, Oregon School District #86 (Canby)
2,240,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,532,835
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,217,186

	Clackamas County, Oregon School District #115 (Gladstone) State School Bond Guaranty Program
5,000,000	zero coupon, 06/15/27 NPFG Insured	Baa2/AA+/NR	2,636,650

	Clackamas & Washington Counties, Oregon School District No. 003 (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,290,497
500,000	5.000%, 06/15/34	Aa1/AA+/NR	560,265

	Clackamas & Washington Counties, Oregon School District #3J (West Linn - Wilsonville) School Bond Guaranty Program
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,297,678
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,184,160
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,237,408
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,373,560

	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG FGIC Insured	Aa3/BBB/NR	1,969,522

	Columbia & Washington Counties, Oregon School District #47J (Vernonia) State School Bond Guaranty Program
3,430,000	5.00%, 06/15/27	NR/AA+/NR	4,012,002

	Deschutes County, Oregon Administrative School District #1 Refunding
400,000	5.000%, 06/15/13 AGMC Insured	Aa1/NR/NR	418,028

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,126,624
1,030,000	5.250%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,281,907

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,000,000	5.000%, 06/15/21 NPFG FGIC Insured	Aa1/NR/NR	1,077,430

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) School Bond Guaranty Program
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	753,621
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,942,800

	Hood River County, Oregon School District Refunding School Bond Guaranty Program
365,000	3.000%, 06/15/14	NR/AA+/NR	382,126
385,000	3.000%, 06/15/15	NR/AA+/NR	408,092
250,000	4.000%, 06/15/16	NR/AA+/NR	279,348

	Jackson County, Oregon School District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,339,272
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,678,815

	Jackson County, Oregon School District #549C (Medford) School Board Guaranty Program
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,101,010
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,193,520
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,108,130

	Jefferson County, Oregon School District #509J School Board Guaranty Program
1,215,000	5.250%, 06/15/14 NPFG/ FGIC Insured	NR/AA+/NR	1,219,082
1,025,000	5.250%, 06/15/17 NPFG/ FGIC Insured	NR/AA+/NR	1,028,526

	Lane County, Oregon School District #4J (Eugene) Refunding School Board Guaranty Program
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,124,750
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,272,809

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,624,649

	Lincoln County, Oregon School District, School Board Guaranty Program
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,639,256

	Linn County, Oregon School District #9 (Lebanon) School Board Guaranty Program
3,000,000	5.600%, 06/15/30 FGIC Insured (pre-refunded)	NR/AA+/NR	3,149,850

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,095,981

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,357,272

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	5,287,149

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,249,259

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,728,270

	Salem-Keizer, Oregon School District #24J
1,000,000	5.000%, 06/15/19 AGMC Insured	Aa1/AA+/NR	1,081,270

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	Aa3/AA-/NR	1,677,718
1,790,000	5.500%, 06/15/20 AGMC Insured	Aa3/AA-/NR	2,231,683

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA-/NR	1,441,971
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA-/NR	1,113,810

	Yamhill County, Oregon School District #40 (McMinnville) School Bond Guaranty Program
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,412,790
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,574,540

	Total School Districts		121,877,011

	Special District (1.8%)

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,304,314
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,434,560

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,112,350

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,362,341
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,282,858

	Total Special District		9,496,423

	State (9.2%)

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,396,137
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	601,130

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,703,831
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,428,814
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,553,150

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG FGIC Insured (pre-refunded)	Aa2/AA/AA	2,294,720
2,660,000	5.000%, 11/01/23 NPFG FGIC Insured	Aa2/AA/AA	2,951,483
2,945,000	5.000%, 11/01/24 NPFG FGIC Insured	Aa2/AA/AA	3,248,571
1,475,000	5.000%, 11/01/26 NPFG FGIC Insured	Aa2/AA/AA	1,619,417
3,880,000	5.000%, 11/01/27 NPFG FGIC Insured	Aa2/AA/AA	4,246,582

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,737,784

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,683,670
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,370,261
2,630,000	5.000%, 05/01/26 Series L	Aa1/AA+/AA+	3,154,475

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,359,898

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,629,083

	Total State		47,979,006

	Water & Sewer (0.9%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	Aa3/NR/NR	1,195,023

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,923,476

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,365,275

	Total Water & Sewer		4,483,774

	Total General Obligation Bonds		255,532,288

	Revenue Bonds (49.9%)

	City & County (3.5%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/A+/NR	648,145

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,871,708

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,405,707

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,111,480

	Portland, Oregon River District Urban Renewal and Redevelopment
1,915,000	5.000%, 06/15/20 AMBAC Insured (pre-refunded)	A1/NR/NR	1,962,645
1,000,000	5.000%, 06/15/23 Series B**	A1/NR/NR	1,150,420

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,030,900

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG FGIC Insured	A1/NR/NR	2,019,408
1,810,000	5.250%, 06/15/21 NPFG FGIC Insured	A1/NR/NR	1,926,021
2,030,000	5.000%, 06/15/23 NPFG FGIC Insured	A1/NR/NR	2,124,882

	Total City & County		18,251,316

	Electric (2.3%)

	Emerald Peoples Utility District, Oregon
1,455,000	5.250%, 11/01/22 AGMC Insured	Aa3/NR/NR	1,527,124

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	6,259,583

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,355,580

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,934,572

	Total Electric		12,076,859

	Higher Education (7.4%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,540,680

	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,136,840

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,808,248

	Oregon Health Sciences University
2,890,000	5.250%, 07/01/22 NPFG Insured (pre-refunded)	A1/A+/A+	2,960,978

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	3,044,118
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,224,494
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,331,679

	Oregon State Facilities Authority Revenue Refunding (Lewis & Clark College Project)
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,347,430

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,720,875

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	3,188,670

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,091,670
2,500,000	5.000%, 10/01/32	NR/A/NR	2,657,025

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,564,500

	Total Higher Education		38,617,207

	Hospital (11.6%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A3/NR/NR	4,411,820
3,250,000	5.375%, 01/01/35 AMBAC Insured	A3/NR/NR	3,461,673

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA-/NR	10,193,220

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	566,355

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,500,463

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/A+/A+	8,728,335
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,367,680
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	5,213,520

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,233,920
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,419,010
1,000,000	4.750%, 03/15/24	A2/A+/NR	1,084,330
1,000,000	5.000%, 03/15/30	A2/A+/NR	1,064,930

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,621,050
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,153,860
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,685,330
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,942,190
2,000,000	5.000%, 10/01/30	NR/A-/NR	2,149,260

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,290,520
1,075,000	5.000%, 08/15/27 Series A	NR/A+/A+	1,148,949

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth)
1,835,000	5.250%, 11/15/17 AMBAC Insured	NR/A+/AA-	1,858,635
1,430,000	5.000%, 11/15/32 AMBAC Insured	NR/A+/AA-	1,436,850

	Total Hospital		60,531,900

	Housing (1.0%)

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,507,775

	State of Oregon Housing and Community Services
2,050,000	4.650%, 07/01/25	Aa2/NR/NR	2,099,364
1,620,000	5.350%, 07/01/30	Aa2/NR/NR	1,716,989

	Total Housing		5,324,128

	Lottery (4.1%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,700,000	5.000%, 04/01/19 AGMC Insured (pre-refunded)	Aa2/AAA/AA-	2,920,401
1,195,000	5.000%, 04/01/24 Series A	Aa2/AAA/NR	1,461,031
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,807,920
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,809,567
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/AA-	3,423,870
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,832,250

	Total Lottery		21,255,039

	State (1.0%)

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,000,000	5.000%, 11/15/24 Series N	Aa1/AAA/AA+	1,245,540
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,842,776

	Total State		5,088,316

	Transportation (5.8%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	771,983

	Oregon State Department Transportation Highway Usertax
3,025,000	5.500%, 11/15/18 Series A (pre-refunded)	Aa1/AAA/AA+	3,083,171
1,200,000	5.000%, 11/15/22 Series A (pre-refunded)	Aa1/AAA/AA+	1,331,988
1,260,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/AA+	1,398,587
4,545,000	5.125%, 11/15/26 Series A (pre-refunded)	Aa1/AAA/AA+	4,626,265
1,000,000	5.000%, 11/15/29 Series A (pre-refunded)	Aa1/AAA/AA+	1,109,990

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,199,730
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,266,380
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,385,628

	Tri-County Metropolitan Transportation District, Oregon
1,775,000	5.000%, 09/01/16	Aa2/AAA/NR	1,823,990

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A1/A/NR	1,989,378
3,480,000	5.000%, 10/01/26 Series A	A1/A/NR	4,040,872
3,000,000	5.000%, 10/01/27 Series A	A1/A/NR	3,462,540

	Total Transportation		30,490,502

	Water and Sewer (13.1%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA-/NR	1,164,738

	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	Aa3/AA-/NR	1,731,539

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,829,325

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA/NR	3,480,030

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA/NR	5,540,650

	Portland, Oregon Sewer System
2,760,000	5.250%, 06/01/17 AGMC Insured	Aa3/AA/NR	2,875,975
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	5,156,601
3,470,000	5.000%, 06/01/21 AGMC Insured	Aa3/AA/NR	3,590,930
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA/NR	4,874,020
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA/NR	5,100,593
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA/NR	1,768,537

	Portland, Oregon Water System Revenue Refunding
1,920,000	4.000%, 05/01/14 Series A	Aaa/NR/NR	2,046,816
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,400,575

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA-/NR	1,390,352

	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured	Aa3/AA-/NR	1,121,300

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,074,180

	Sunrise Water Authority, Oregon
2,630,000	5.000%, 03/01/19 AGMC Insured	Aa3/AA-/NR	2,774,124
1,350,000	5.250%, 03/01/24 AGMC Insured	Aa3/AA-/NR	1,412,708
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc.	NR/NR/NR*	1,038,340

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,319,678
1,105,000	5.000%, 08/01/24	A1/AA-/NR	1,325,646

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,566,294
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,530,800

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	3,116,903
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	2,953,483

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,290,625

	Total Water and Sewer		68,474,762

	Total Revenue Bonds		260,110,029

	Total Investments (cost $475,715,338-note b)	98.9%	515,642,317

	Other assets less liabilities	1.1	5,794,783

	Net Assets	100.0%	$521,437,100

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	8.9%
Pre-refunded bonds ††/ Escrowed to Maturity bonds	7.1
Aa of Moody's or AA of S&P or Fitch	62.4
A of Moody's or S&P or Fitch	16.3
Baa of Moody's or BBB of S&P	3.4
Not rated*	1.9
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

 See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $475,425,561 amounted to $40,216,756, which consisted of aggregate gross unrealized appreciation of $40,493,723 and aggregate gross unrealized depreciation of $276,967.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	515,642,317
Level 3 – Significant Unobservable Inputs	-
Total	$515,642,317

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee August 20, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer August 20, 2012